STOCK-BASED COMPENSATION EIP Additional Information (Details) - DuPont Equity And Incentive Plan [Member] shares in Millions	12 Months Ended
Dec. 31, 2020 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	110
Common Stock, Capital Shares Reserved for Future Issuance, Conversion Threshold	30